Net Loss Per Share Attributable to Common Stockholders - Computation Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net loss applicable to common stockholders, basic	$ (44,372)	$ (55,774)
Net loss applicable to common stockholders, diluted	$ (44,372)	$ (55,774)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	61,721	60,212
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	61,721	60,212
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.72)	$ (0.93)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.72)	$ (0.93)